Commitments and Contingencies - Schedule of Cash and Non-cash Activities Associated with Leases (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases	$ 3,073,000	$ 2,018,000	$ 7,927,758	$ 3,482,839
Financing cash flows from finance leases	$ 231,000	$ 111,000	$ 479,923	$ 501,169